BUSINESS COMBINATION	12 Months Ended
Jul. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 4 – BUSINESS COMBINATION

On April 8, 2020, the Company signed a Share Exchange Agreement and a Debt Conversion and Share Purchase Agreement with the shareholders of Leaping Group Co., Ltd (“LGC”), to acquire 51.2% of the equity interest of LGC. LGC is primarily engaged in multi-channel advertising, event planning and execution, film and TV program production, and movie theater operations in the PRC.

On April 22, 2020 (the “Closing Date”), the Company completed the acquisition of approximately 51.2% of the equity interest of LGC for a total consideration of approximately $22.92 million, including cash consideration of $1.85 million in the form of debt forgiveness and issuance of a total of 9,940,002 shares of ATIF’s common stock with the fair value of approximately $21.07 million based on the closing price of the Company’s stock at the Closing Date.

Under the terms of the Debt Conversion and Share Purchase Agreement, LGC issued 3,934,029 of its ordinary shares to the Company in exchange for (i) the satisfaction of the outstanding debt owed to the Company in the amount of US$1,851,000, and (ii) the issuance of 2,800,000 the Company’s ordinary shares to LGC. Concurrent with the closing of the Debt Conversion and Share Purchase Agreement, and under the terms of the Share Exchange Agreement, LGC assigned an aggregate of 6,283,001 of its ordinary shares to the Company in exchange for an aggregate of the Company’s 7,140,002 ordinary shares.

The transaction was accounted for as a business combination using the purchase method of accounting in accordance with ASC 805-10-20. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the fair value of the assets acquired and liabilities assumed as of the acquisition date.

The following table presents the purchase price allocation to assets acquired and liabilities assumed for LGC as of the acquisition date. The non-controlling interest represents the fair value of the 48.8% equity interest not held by the Company:

As of April 22, 2020
Cash and cash equivalents	$1,060,435
Accounts receivable	2,613,970
Prepayment and other current assets	2,219,950
Property and equipment	2,728,000
Intangible assets (trade name and customer relationship)	8,000,000
Deferred film production cost	323,522
Deferred income tax assets	75,822
Taxes payable	(3,255,935)
Other current liabilities	(2,701,495)
Fair value of non-controlling interest	(19,664,326)
Goodwill	31,523,861
Total purchase consideration	$22,923,804

The intangible assets mainly include LGC’s trade name of $1.3 million and customer relationship of $6.7 million, with definite lives of 9.6 years and 6.2 years, respectively. The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. Goodwill is not amortized and is not deductible for tax purposes.

The fair value of the non-controlling interest in LGC was determined based on the purchase price allocation report prepared by an independent third-party appraiser by using discount cash flow model.

The amounts of revenue and net loss of LGC included in the Company’s consolidated statement of operations from the acquisition date to July 31, 2020 are as follows:

From acquisition
date to July 31, 2020
Net Revenue	$40,872

Net loss	$(4,933,748)

The following table presents the Company’s unaudited pro forma results for the years ended July 31, 2020 and 2019, respectively, as if the LGC Acquisition had occurred on August 1, 2018. The unaudited pro forma financial information presented includes the effects of adjustments related to the amortization of acquired intangible assets, and excludes other non-recurring transaction costs directly associated with the acquisition such as legal and other professional service fees. Statutory rates were used to calculate income taxes.

	For the years ended July 31,
	2020		2019
Pro forma revenue	$6,192,939		$14,758,448
Pro forma net income (loss)	$(20,975,818)	(1)	4,402,083	(1)
Pro forma net income (loss) attributable to ATIF Holdings Limited	$(17,165,275)	(1)	1,869,892	(1)

Pro forma earnings (loss) per common share - basic and diluted	$(0.37)		$0.04

Weighted average shares - basic and diluted	47,014,674		45,462,933
(1)	Includes intangibles asset amortization expense of $810,708 and $1,216,062 for the years ended July 31, 2020 and 2019, respectively.